Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instruments
Notional amount of outstanding derivatives

Type of derivative	Total notional amounts at December 31,
($ in millions)	2018	2017	2016
Foreign exchange contracts	13,612	16,261	14,144
Embedded foreign exchange derivatives	733	899	1,125
Interest rate contracts	3,300	5,706	3,021

Derivative commodity contracts

The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company’s requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2018	2017	2016
Copper swaps	metric tonnes	46,143	28,976	17,667
Silver swaps	ounces	2,861,294	1,966,729	1,586,395
Aluminum swaps	metric tonnes	9,491	1,869	27

Gain (loss) on cash flow hedges

	Gains (losses) recognized				Gains (losses) reclassified
	in OCI on derivatives				from OCI into income
	(effective portion)				(effective portion)
($ in millions)	2018	2017	2016		2018	2017	2016
Type of derivative				Location
Foreign exchange contracts	(6)	3	(7)	Total revenues	—	2	1
				Total cost of sales	—	2	9
Commodity contracts	(9)	9	3	Total cost of sales	—	6	(2)
Cash-settled call options	(36)	22	15	SG&A expenses(1)	(22)	15	9
Total	(51)	34	11		(22)	25	17
(1)	SG&A expenses represent “Selling, general and administrative expenses”.

Gain (loss) on fair value hedges

($ in millions)	2018	2017	2016
Gains (losses) recognized in Interest and other finance expense:
- on derivatives designated as fair value hedges	(4)	(23)	(28)
- on hedged item	5	27	30

Gain (loss) on derivatives not designated in hedge relationships

($ in millions)	Gains (losses) recognized in income
Type of derivative not designated as a hedge	Location	2018	2017	2016
Foreign exchange contracts	Total revenues	(121)	92	(90)
	Total cost of sales	46	(41)	(28)
	SG&A expenses(1)	10	(18)	8
	Non-order related research and development	(1)	—	(1)
	Interest and other finance expense	40	22	(35)
Embedded foreign exchange contracts	Total revenues	58	7	(5)
	Total cost of sales	(4)	(2)	(4)
	SG&A expenses(1)	2	5	(2)
Commodity contracts	Total cost of sales	(33)	31	31
Other	Interest and other finance expense	3	(2)	(7)
Total		—	94	(133)
(1)	SG&A expenses represent “Selling, general and administrative expenses”.

Fair value of derivatives

	December 31, 2018
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	—	—	1	4
Commodity contracts	—	—	2	—
Interest rate contracts	—	35	—	1
Cash-settled call options	3	3	—	—
Total	3	38	3	5
Derivatives not designated as hedging instruments:
Foreign exchange contracts	117	14	160	30
Commodity contracts	8	1	21	1
Embedded foreign exchange derivatives	15	10	8	1
Total	140	25	189	32
Total fair value	143	63	192	37

	December 31, 2017
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	1	—	—	1
Commodity contracts	5	—	—	—
Interest rate contracts	—	41	—	4
Cash-settled call options	25	16	—	—
Total	31	57	—	5
Derivatives not designated as hedging instruments:
Foreign exchange contracts	134	24	183	62
Commodity contracts	31	1	7	—
Cross-currency interest rate swaps	—	—	2	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	15	10	15	3
Total	180	36	207	65
Total fair value	211	93	207	70

Offsetting arrangements

($ in millions)	December 31, 2018
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	181	(121)	—	—	60
Reverse repurchase agreements	206	—	—	(206)	—
Total	387	(121)	—	(206)	60

($ in millions)	December 31, 2018
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	220	(121)	—	—	99
Total	220	(121)	—	—	99

($ in millions)	December 31, 2017
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	279	(167)	—	—	112
Reverse repurchase agreements	305	—	—	(305)	—
Total	584	(167)	—	(305)	112

($ in millions)	December 31, 2017
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	259	(167)	—	—	92
Total	259	(167)	—	—	92